FINANCE LEASES (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of Changes in Right-of-Use Asset and Lease Liabilities
Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance at January 1, 2022	98,535
Additions	—
Impairment	—
Depreciation	(7,412)
Balance at June 30, 2022	91,123
Our lease obligations for our finance leases were as follows:

(in thousands of $)
Balance at January 1, 2022	127,730
Additions	—
Repayments	(16,192)
Interest expense on obligations under finance lease	3,802
Balance as of June 30, 2022	115,340
Current portion	18,517
Non-current portion	96,823

Schedule of Outstanding Obligations Under Finance Leases	The outstanding obligations under finance leases at June 30, 2022 are payable as follows:

(in thousands of $)
2022 (remaining six months)	12,868
2023	24,484
2024	24,553
2025	22,551
2026	20,617
Thereafter	32,937
Minimum lease payments	138,010
Less: imputed interest	(22,670)
Present value of obligations under finance leases	115,340